DEBT	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
DEBT

NOTE E – DEBT

The Company’s debt consists of the following:

	June 30,	December 31,
	2023	2022
Notes payable to a financial institution, at 8.75% per annum, with the equipment purchased pledged as collateral and varying due dates through November 2024	$35,384	$49,655

Unsecured promissory note payable to a director of the Company, at 7% per annum, due in February 2024	625,000	625,000

Unsecured promissory note payable to the president of the Company, at 5% per annum, due in October 2023	10,000	10,000

Secured convertible promissory notes payable to various investors, at 9.5% per annum, due on December 31, 2023	362,000	350,000

Unsecured promissory note payable to a shareholder, at 9.5% per annum, due on December 31, 2023	50,000	50,000

Unsecured promissory note payable to the president of the Company, at 7% per annum, due on March 30, 2024	25,000	25,000

Unsecured promissory note to a director of the Company converted into a convertible promissory note, at 9.5% per annum, due on December 31, 2023	385,658	385,658

Convertible promissory note payable to a shareholder and affiliate of a director of the Company, at 9.5% per annum, due on December 31, 2023	320,242	320,242

Unsecured convertible promissory note payable to a lender, at 9.5% per annum, due on December 31, 2023	30,000	30,000

Unsecured promissory note payable to a director of the Company, at 7% per annum, due on December 31, 2023	150,000	150,000

Unsecured promissory note payable to the president of the Company, at 7% per annum, due in March 2024	25,000	–

Unsecured promissory note payable to a shareholder of the Company, at 7% per annum, due in March 2024	50,000	–

Secured convertible promissory notes payable to various investors, at 9.5% per annum, due on December 31, 2024	553,000	–
Total	2,621,284	1,995,555
Less current maturities	(2,060,449)	(1,973,651)
Long-term debt, less current portion	$560,835	$21,904

In February 2020, we issued a note in the amount of $625,000 bearing simple interest at a rate of 7% per annum to one shareholder initially due in August 2021. The note contains a feature that allows the Company to extend the maturity date up to six months, twice, in the Company’s sole discretion. This note was issued along with 62,500 common stock purchase warrants that were determined to have a fair market value of $80,053 on the issuance date, which was recorded as a debt discount and amortized over the term of the notes, being fully amortized by year end December 31, 2021. The Company has exercised five extensions extending the maturity date of the note to February 13, 2024.

In June 2022, we commenced an offering of up to $25,000,000 of 9.5% secured convertible promissory notes (“Notes”) pursuant to a private placement in accordance with Rule 506(c) of Regulation D of the Securities Act of 1933, as amended (the “2022 Offering”). The Notes together with all accrued and unpaid interest will be payable on or before December 31, 2023 and are secured by a perfected recorded first priority security interest in the Company’s LP-16 patent. If the Company’s common stock is listed on the NASDAQ Capital Markets on or before the maturity date, the outstanding Notes will automatically be converted into shares of the Company’s common stock at a rate equal to the price per share in the public offering. If the Notes have not otherwise been automatically converted into shares of the Company’s common stock, the noteholders (“Noteholders”) will have the option, on or before the maturity date, to convert all or a portion of their outstanding Notes into shares of the Company’s common stock at a rate equal to $5.00 per share and, immediately upon the conversion, the converting Noteholders will be issued a number of new warrants from the Company equal to the dollar amount of the conversion divided by $5.00 (the “Warrants”). The Warrants will be exercisable until December 31, 2023 at an exercise price equal to the greater of (i) five dollars ($5.00) or (ii) eighty-five percent (85%) of the 10-day moving average of the Company’s public trading price if the Company’s securities are trading on a public securities trading market. The termination date of this offering was initially September 30. 2022, but it was extended pursuant to the terms of the offering to January 28, 2023. As of June 30, 2023 the Company has issued a total of $412,000 of Notes pursuant to this offering, $50,000 of which was converted into common stock and Warrants during the three months ended June 30, 2023.

In October 2022, we entered into an exchange agreement (the “Stuart Agreement”) with Mr. Christopher Stuart, a director of the Company, pursuant to which Mr. Stuart exchanged $385,658 of promissory notes ($375,000 principal and $10,658 accrued but unpaid interest) for a convertible promissory note in the principal amount of $385,658 (the “New Stuart Note”) bearing interest at a rate of 9.5% per annum, due and payable on or before December 31, 2023. If Wytec’s common stock is listed on the NASDAQ Capital Markets on or before the maturity date, the New Stuart Note will automatically be converted into shares of Wytec’s common stock at a rate equal to the price per share in the public offering. If the New Stuart Note has not otherwise been automatically converted into shares of Wytec’s common stock, Mr. Stuart will have the option, on or before the maturity date, to convert all or a portion of the outstanding New Stuart Note into shares of Wytec’s common stock at a rate equal to $5.00 per share and, immediately upon the conversion, Stuart will be issued a number of new warrants from Wytec equal to the dollar amount of the conversion divided by $5.00 . The warrants will be exercisable until December 31, 2023 at an exercise price equal to the greater of (i) five dollars ($5.00) or (ii) eighty-five percent (85%) of the 10-day moving average of Wytec’s public trading price if Wytec’s securities are trading on a public securities trading market.

In October 2022, we entered into an exchange agreement (the “ERI Agreement”) with Eagle Rock Investments, L.L.C., a limited liability company of which a majority of the outstanding equity is owned by Christopher Stuart, a director of the Company (“ERI”), pursuant to which ERI exchanged $320,242 of promissory notes ($300,000 principal and $20,242 accrued but unpaid interest) for a convertible promissory note in the principal amount of $320,242 (the “New ERI Note”) bearing interest at a rate of 9.5% per annum, due and payable on or before December 31, 2023. If Wytec’s common stock is listed on the NASDAQ Capital Markets on or before the maturity date, the New ERI Note will automatically be converted into shares of Wytec’s common stock at a rate equal to the price per share in the public offering. If the New ERI Note has not otherwise been automatically converted into shares of Wytec’s common stock, ERI will have the option, on or before the maturity date, to convert all or a portion of the outstanding New ERI Note into shares of Wytec’s common stock at a rate equal to $5.00 per share and, immediately upon the conversion, ERI will be issued a number of new warrants from Wytec equal to the dollar amount of the conversion divided by $5.00. The warrants will be exercisable until December 31, 2023 at an exercise price equal to the greater of (i) five dollars ($5.00) or (ii) eighty-five percent (85%) of the 10-day moving average of Wytec’s public trading price if Wytec’s securities are trading on a public securities trading market.

In November 2022, we borrowed $30,000 from a lender pursuant to an unsecured convertible promissory note. The note bears simple interest at a rate of 9.5% per annum and matures on December 31, 2023. The maturity date of the note may be extended by an additional six months in our sole discretion up to two times. The lender will have the right to elect at any time until the maturity date, but no later than two (2) business days after the effective date of the initial public offering (“IPO”) of our common stock, to convert all or any portion of the outstanding principal and accrued interest on this promissory note into such number of fully paid and nonassessable shares of our common stock as is determined by dividing the dollar amount of the conversion by the initial IPO price per share of our common stock.

In September 2022, the president of the Company loaned the Company $25,000 pursuant to an unsecured promissory note initially due on March 30, 2023. The note bears simple interest at a rate of 7% per annum. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times. The Company has exercised both extensions extending the maturity date of the note to March 30, 2024.

In January 2023, the Company borrowed $50,000 from an existing shareholder pursuant to an unsecured promissory note. The promissory note bears simple interest at a rate of 7% per annum and matures on January 31, 2024. The maturity date of the promissory note may be extended by an additional six months in the sole discretion of the Company up to two times. The Company repaid this note in July 2023 and the existing shareholder reinvested the principal and interest in the Company’s 2023 Offering.

In February 2023, we commenced an offering of up to $25,000,000 of 9.5% secured convertible promissory notes (“2023 Notes”) pursuant to a private placement in accordance with Rule 506(c) of Regulation D of the Securities Act of 1933, as amended (the “2023 Offering”). The 2023 Notes together with all accrued and unpaid interest will be payable on or before December 31 2024 and will be secured by a perfected recorded first priority security interest in the Company’s LP-16 patent. If the Company’s common stock is listed on the NASDAQ Capital Markets on or before the maturity date, the outstanding Notes will automatically be converted into shares of the Company’s common stock at a rate equal to the price per share in the public offering. If the Notes have not otherwise been automatically converted into shares of the Company’s common stock, the noteholders (“2023 Noteholders”) will have the option, on or before the maturity date, to convert all or a portion of their outstanding 2023 Notes into shares of the Company’s common stock at a rate equal to $5.00 per share and, immediately upon the conversion, the converting Noteholders will be issued a number of new warrants from the Company equal to the dollar amount of the conversion divided by $5.00 (the “2023 Warrants”). The 2023 Warrants will be exercisable until December 31, 2024 at an exercise price equal to the greater of (i) five dollars ($5.00) or (ii) eighty-five percent (85%) of the 10-day moving average of the Company’s public trading price if the Company’s securities are trading on a public securities trading market. As of June 30, 2023, the Company has issued a total of $603,000 of 2023 Notes pursuant to this offering, $50,000 of which was converted into common stock and 2023 Warrants during the three months ended June 30, 2023.  The total future payments regarding debt are as follows:

June 30,
2024	$2,060,449
2025	560,835
Total Debt	$2,621,284